Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income / (loss)	$ 58,397	$ (9,771)	$ (154,228)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation	102,852	82,623	81,935
Amortisation of fair value of above market time charters (Note 7)	0	0	254
Amortization of debt issuance costs (Note 8)	3,253	2,660	2,855
Loss on debt extinguishment (Note 8)	2,383	1,257	2,375
Amortisation of fair value of below market time charters (Note 7)	(1,820)	0	0
Impairment loss (Note 5)	17,784	0	29,221
Loss / (gain) on sale of vessels (Note 5)	0	(2,598)	15,248
Provision for doubtful debts	722	0	0
Share-based compensation (Note 12)	8,072	9,267	4,166
Non-cash effects of derivative financial instruments (Note 18)	(1,230)	(1,821)	(4,182)
Fair value hedge adjustment (Note 18)	(1,609)	0	0
Change in fair value of forward freight derivatives (Note 18)	1,339	(36)	(41)
Other non-cash charges	108	144	112
Amortization of deferred gain (Note 5)	0	(52)	(75)
Write-off of claim receivable	0	0	225
Gain on hull and machinery claims	(309)	(456)	(1,472)
Equity in income of investee	(45)	(93)	(126)
(Increase)/Decrease in:
Trade accounts receivable	(22,266)	(5,949)	(1,683)
Inventories	(8,091)	(4,811)	(184)
Prepaid expenses and other receivables	(7,545)	(43)	3,142
Due from related parties	(1,091)	745	287
Due from managers	(284)	1,430	(1,430)
Other non-current assets (charterers' receivable amount)	(1,972)	0	0
Increase/(Decrease) in:
Accounts payable	10,288	4,709	(4,236)
Due to related parties	1,420	(127)	(66)
Accrued liabilities	3,827	(863)	(2,633)
Due to managers	2,337	1,420	(2,291)
Deferred revenue	2,489	5,169	(405)
Net cash provided by / (used in) Operating Activities	169,009	82,804	(33,232)
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other fixed assets	(328,634)	(143,684)	(396,154)
Cash proceeds from vessel sales (Note 5)	0	15,153	380,193
Hull and machinery insurance proceeds	3,307	1,430	2,536
Net cash provided by / (used in) Investing Activities	(325,327)	(127,101)	(13,425)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	987,980	160,780	151,763
Loan, lease and notes prepayments and repayments	(875,037)	(86,262)	(181,201)
Financing fees paid	(13,818)	(2,910)	(474)
Proceeds from issuance of common stock	0	51,454	50,589
Offering expenses paid	(532)	(1,027)	(311)
Repurchase of common shares	(3,145)	0	0
Refund of financing premia	1,247	0	0
Net cash provided by / (used in) Financing Activities	96,695	122,035	20,366
Net increase/(decrease) in cash and cash equivalents and restricted cash	(59,623)	77,738	(26,291)
Cash and cash equivalents and restricted cash at beginning of period	273,500	195,762	222,053
Cash and cash equivalents and restricted cash at end of period	213,877	273,500	195,762
Cash paid during the year for:
Interest	65,158	50,227	47,997
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	$ 373,565	$ 0	$ 0